Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 137,721	$ 199,645
Interest income	5,973	5,667
Return (loss) on plan assets (excluding amounts included in net interest expense)	6,228	(40,196)
Contributions from the employer	2,265	6,063
Employer direct benefit payments	1,091	1,787
Contributions from plan participants	16	25
Benefit payment from employer	(1,091)	(1,787)
Administrative expenses paid from plan assets	(81)	(80)
Benefits paid	(13,721)	(18,637)
Settlement payments from plan assets	(34,857)	0
Effects of changes in foreign exchange rates	2,495	(14,766)
Closing fair value of plan assets	$ 106,039	$ 137,721